CONSOLIDATED STATEMENT OF CASH FLOWS YEAR ENDED DECEMBER 31, 2024 - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,105,881)	$ (10,499,901)	$ (5,996,635)	$ (8,658,780)	$ (7,673,207)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense, net of recoveries		8,620
Changes in operating assets and liabilities:
Tenant receivables				(3,280,417)	(4,716,726)
Accounts payable and accrued liabilities		(263,515)	288,594	792,881	63,068
Net cash used in operating activities		680,434	(4,959,889)	(4,203,154)	(252,388)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities		(4,519,445)	(644,392)	(671,395)	(40,189)
CASH FLOWS FROM FINANCING ACTIVITIES:
NET CASH PROVIDED BY FINANCING ACTIVITIES		7,314,601	4,891,446	6,517,400	984,190
NET CHANGE IN CASH		3,475,590	(712,835)	1,642,772	691,613
CASH – BEGINNING OF PERIOD	1,147,295	2,751,386	1,147,295	1,147,295	455,682
CASH – END OF PERIOD		6,229,456	433,427	2,751,386	1,147,295
Supplemental Disclosure of Cash Flow Information:
Interest paid		5,132,279	3,173,659	4,407,854	3,349,561
Income taxes paid
Block 40 L L C 2024 [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(13,739,481)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				7,203,805
Bad debt expense, net of recoveries				26,987
Change in fair value of interest rate cap				1,249,025
Amortization of debt issuance costs				547,710
Changes in operating assets and liabilities:
Tenant receivables				(81,863)
Prepaid expenses and other assets				(306,691)
Accounts payable and accrued liabilities				1,320,000
Unearned rent				159,200
Tenant security deposits				(13,001)
Total adjustments				10,105,172
Net cash used in operating activities				(3,634,309)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures				(1,468,070)
Advances to affiliates, net				(63,229)
Net cash used in investing activities				(1,531,299)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from long-term debt				2,227,655
Class B Unit proceeds				3,659,816
NET CASH PROVIDED BY FINANCING ACTIVITIES				5,887,471
NET CHANGE IN CASH				721,863
CASH – BEGINNING OF PERIOD	$ 2,732,951	$ 3,454,814	$ 2,732,951	2,732,951
CASH – END OF PERIOD				3,454,814	$ 2,732,951
Supplemental Disclosure of Cash Flow Information:
Interest paid				6,659,576
Income taxes paid
Reconciliation of Cash and Restricted Cash as reported within the Consolidated Balance Sheet to the amounts in the Consolidated Statement of Cash Flows:
Cash				756,997
Restricted cash				2,697,817
Total cash and restricted cash shown in the consolidated statement of cash flows				$ 3,454,814